Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Floating Rate High Income Portfolio
March 31, 2025
VIPFHI-NPRT1-0525
1.9859335.110
Alternative Funds - 0.6%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $2,623,119)	263,753	2,555,765

Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.5432% 7/20/2037 (d)(e)(f)	250,000	251,071
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7932% 1/20/2035 (d)(e)(f)	150,000	149,234
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3218% 3/30/2038 (d)(e)(f)	125,000	124,280
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 2.75% 4/22/2038 (d)(e)(f)(g)	150,000	149,790
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.802% 7/15/2037 (d)(e)(f)	250,000	252,146
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (d)(e)(f)	100,000	99,207
Eaton Vance CLO Ltd Series 2024-1A Class D2, CME Term SOFR 3 month Index + 4.5%, 8.802% 10/15/2037 (d)(e)(f)	200,000	201,506
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 0% 4/15/2038 (d)(e)(f)(g)	200,000	200,000
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.8219% 2/20/2038 (d)(e)(f)	175,000	172,472
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4766% 2/15/2038 (d)(e)(f)	100,000	100,000
Palmer Square Loan Funding Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.6974% 8/8/2032 (d)(e)(f)	250,000	250,296
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (d)(e)(f)	125,000	125,991
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,824,922
UNITED STATES - 0.0%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9932% 7/20/2037 (d)(e)(f)	250,000	250,494
TOTAL ASSET-BACKED SECURITIES (Cost $2,325,000)		2,326,487

Bank Loan Obligations - 90.2%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0519% 8/1/2029 (e)(f)(h)	382,120	336,266
CANADA - 1.5%
Consumer Discretionary - 0.7%
Automobiles - 0.1%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 12/13/2029 (e)(f)(h)	435,038	430,688
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 1/22/2031 (e)(f)(h)	112,446	111,120
		541,808
Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 9/23/2030 (e)(f)(h)	1,357,391	1,342,365
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 11/30/2029 (e)(f)(h)	856,005	855,072
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 8/1/2030 (e)(f)(h)	454,250	446,528
		2,643,965
TOTAL CONSUMER DISCRETIONARY		3,185,773

Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 6/27/2031 (e)(f)(h)	542,602	463,925
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rockpoint Gas Storage Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 9/18/2031 (e)(f)(h)	877,800	874,947
Financials - 0.1%
Insurance - 0.1%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0654% 3/15/2030 (e)(f)(h)	472,416	465,722
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 12/6/2028 (e)(f)(h)	945,376	945,083
Industrials - 0.1%
Passenger Airlines - 0.1%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3192% 3/21/2031 (e)(f)(h)	297,000	293,008
Materials - 0.1%
Chemicals - 0.1%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2547% 5/27/2028 (e)(f)(h)	642,568	528,512
TOTAL CANADA		6,756,970
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3108% 2/4/2028 (e)(f)(h)	161,383	161,181
FRANCE - 1.0%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.802% 8/15/2028 (e)(f)(h)	4,910,929	4,392,826
GERMANY - 0.2%
Industrials - 0.2%
Machinery - 0.2%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 4/30/2030 (e)(f)(h)(i)	280,000	279,051
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3%, 7.7368% 4/30/2030 (e)(f)(h)	432,308	430,842
		709,893
Professional Services - 0.0%
Stepstone Group MidCo 2 GmbH/The Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 12/19/2031 (e)(f)(h)(i)	350,000	344,312
TOTAL GERMANY		1,054,205
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7993% 10/18/2029 (e)(f)(h)	412,925	413,701
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4956% 1/9/2032 (e)(f)(h)	645,075	643,662
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (e)(f)(h)(i)(j)	438,921	43,892
BYJU's Alpha Inc Tranche Bridge Term Loan, term loan CME Term SOFR 3 month Index + 8%, 12.357% 4/9/2026 (e)(f)(h)(k)	2,373	2,365
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3297% 4/9/2026 (e)(f)(h)(l)	7,719	7,700
BYJU's Alpha Inc Tranche Prepetition Reimbursement TL , term loan CME Term SOFR 3 month Index + 8%, 12.357% 4/9/2026 (e)(f)(h)(k)	10,953	10,926

TOTAL INDIA		64,883
LUXEMBOURG - 0.3%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.302% 10/31/2027 (e)(f)(h)	463,340	377,159
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Travelport Finance Luxembourg Sarl 1LN, term loan CME Term SOFR 3 month Index + 2.48%, 12.1971% 9/29/2028 (e)(f)(h)	437,573	393,348
Financials - 0.0%
Financial Services - 0.0%
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (e)(f)(h)(i)(j)	330,781	4,548
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Aea International Holdings Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 9/7/2028 (e)(f)(h)	60,085	59,409
Materials - 0.2%
Containers & Packaging - 0.2%
Kloeckner Pentaplast GmbH Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.2266% 2/9/2026 (e)(f)(h)	794,295	717,844
TOTAL LUXEMBOURG		1,552,308
NETHERLANDS - 1.1%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2762% 1/3/2028 (e)(f)(h)	794,127	789,164
Industrials - 0.7%
Building Products - 0.7%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 1/20/2032 (e)(f)(h)	3,151,789	3,002,867
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5531% 4/3/2028 (e)(f)(h)	589,789	587,578
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5539% 4/3/2028 (e)(f)(h)	212,322	212,190
		799,768
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5608% 8/27/2028 (e)(f)(h)	642,027	487,941
TOTAL NETHERLANDS		5,079,740
PUERTO RICO - 0.4%
Communication Services - 0.4%
Media - 0.4%
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5692% 1/24/2032 (e)(f)(h)	1,735,000	1,694,609
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1837% 10/16/2028 (e)(f)(h)	260,000	213,944

TOTAL PUERTO RICO		1,908,553
SWEDEN - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.49% 11/16/2028 (e)(f)(h)	908,594	905,642
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.74% 11/16/2028 (e)(f)(h)	264,293	263,433

TOTAL SWEDEN		1,169,075
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8132% 11/15/2030 (e)(f)(h)	1,168,200	1,120,643
UNITED KINGDOM - 2.9%
Communication Services - 0.8%
Entertainment - 0.8%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5727% 12/2/2031 (e)(f)(h)	3,401,475	3,379,604
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 1.0%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9394% 7/22/2030 (e)(f)(h)	1,980,424	1,951,550
Entain Holdings Gibraltar Ltd Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.9027% 3/16/2027 (e)(f)(h)	192,500	192,431
Entain PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0527% 10/31/2029 (e)(f)(h)	940,278	940,570
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0492% 11/25/2030 (e)(f)(h)	1,595,802	1,585,254
		4,669,805
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5632% 2/7/2028 (e)(f)(h)	2,109,358	2,107,860
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 1/31/2030 (e)(f)(h)(i)	315,000	313,721
Industrials - 0.5%
Commercial Services & Supplies - 0.2%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3194% 10/21/2030 (e)(f)(h)	811,800	803,243
Construction & Engineering - 0.3%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5748% 3/8/2032 (e)(f)(h)	1,355,000	1,344,838
TOTAL INDUSTRIALS		2,148,081

TOTAL UNITED KINGDOM		12,619,071
UNITED STATES - 82.0%
Communication Services - 5.5%
Diversified Telecommunication Services - 2.3%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6508% 7/31/2025 (e)(f)(h)	511,512	363,941
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 13.6108% 11/1/2025 (e)(f)(h)	794,838	25,173
Aventiv Technologies LLC Tranche DEC FLSO, term loan CME Term SOFR 3 month Index + 0%, 14.5645% 12/24/2025 (e)(f)(h)(k)	35,673	34,960
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0608% 7/31/2025 (e)(f)(h)	13,404	12,867
Consolidated Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9394% 10/2/2027 (e)(f)(h)	973,651	968,939
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7923% 7/1/2031 (e)(f)(h)	1,076,875	1,074,183
GTT RemainCo LLC Tranche OPCO 1LN, term loan CME Term SOFR 1 month Index + 7%, 5.4249% 12/30/2027 (e)(f)(h)	139,526	135,951
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 3/22/2032 (e)(f)(h)(i)	1,680,000	1,657,421
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3249% 6/1/2028 (e)(f)(h)	1,195,020	1,192,535
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7894% 4/16/2029 (e)(f)(h)	870,675	835,987
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7894% 4/15/2030 (e)(f)(h)	1,975,577	1,893,769
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.1749% 10/1/2031 (e)(f)(h)	590,000	588,525
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4394% 3/9/2027 (e)(f)(h)	770,347	715,459
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5749% 3/9/2027 (e)(f)(h)	572,300	535,421
		10,035,131
Entertainment - 0.7%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9492% 2/10/2027 (e)(f)(h)	949,842	546,159
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9394% 9/1/2027 (e)(f)(h)	1,035,287	938,043
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9394% 9/1/2027 (e)(f)(h)	850,000	765,119
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 8/30/2030 (e)(f)(h)	227,357	226,718
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6894% 8/5/2028 (e)(f)(h)	699,085	695,590
		3,171,629
Interactive Media & Services - 0.1%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0492% 7/8/2031 (e)(f)(h)	383,399	375,777
Media - 2.1%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8053% 10/28/2027 (e)(f)(h)	641,395	617,523
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3104% 12/9/2030 (e)(f)(h)	222,188	220,914
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5604% 12/15/2031 (e)(f)(h)	2,204,852	2,196,033
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8192% 1/18/2028 (e)(f)(h)	752,863	726,829
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8227% 12/1/2028 (e)(f)(h)	1,482,709	1,481,790
Nexstar Media Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9394% 9/19/2026 (e)(f)(h)	305,531	305,130
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 8.5272% 12/31/2030 (e)(f)(h)	267,254	222,042
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.323% 2/13/2030 (e)(f)(h)	235,000	220,313
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 6/24/2029 (e)(f)(h)	203,431	196,988
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 1/31/2029 (e)(f)(h)	573,693	552,656
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9394% 1/31/2029 (e)(f)(h)	1,824,969	1,771,735
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.7237% 3/31/2031 (e)(f)(h)	615,000	590,892
Virgin Media Bristol LLC Tranche Y3 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.577% 3/31/2031 (e)(f)(h)	388,534	373,303
		9,476,148
Wireless Telecommunication Services - 0.3%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3227% 1/30/2031 (e)(f)(h)	1,116,563	1,116,563
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.08% 1/27/2031 (e)(f)(h)	443,285	442,708
		1,559,271
TOTAL COMMUNICATION SERVICES		24,617,956

Consumer Discretionary - 16.6%
Automobile Components - 1.0%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1749% 3/5/2028 (e)(f)(h)	659,171	530,752
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 5/6/2030 (e)(f)(h)	597,004	588,048
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 1/28/2032 (e)(f)(h)	1,670,000	1,642,863
Lippert Components Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8201% 3/19/2032 (e)(f)(h)	470,000	465,887
Novae LLC/IN 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4528% 12/22/2028 (e)(f)(h)	569,070	529,235
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1749% 1/26/2029 (e)(f)(h)	640,281	590,262
		4,347,047
Automobiles - 0.4%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9394% 6/3/2028 (e)(f)(h)	1,290,309	1,246,929
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 4/22/2030 (e)(f)(h)	537,720	537,048
		1,783,977
Broadline Retail - 3.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8992% 6/18/2029 (e)(f)(h)	2,286,063	2,138,794
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8019% 11/8/2032 (e)(f)(h)	673,893	669,048
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 1/23/2032 (e)(f)(h)	10,491,812	10,452,468
		13,260,310
Distributors - 0.8%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 12/26/2030 (e)(f)(h)	1,642,240	1,616,917
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 1/20/2032 (e)(f)(h)(i)	675,000	648,000
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4394% 1/6/2028 (e)(f)(h)	115,499	110,879
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0692% 8/1/2030 (e)(f)(h)	1,081,949	1,069,549
		3,445,345
Diversified Consumer Services - 1.3%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3227% 7/31/2028 (e)(f)(h)	2,123,983	2,102,170
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 6/12/2030 (e)(f)(h)	923,606	921,297
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (e)(f)(h)	3,111,815	2,622,108
		5,645,575
Hotels, Restaurants & Leisure - 6.6%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6641% 2/7/2029 (e)(f)(h)	1,079,078	1,050,753
Aramark Services Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 6/24/2030 (e)(f)(h)	11,079	11,061
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 11/24/2028 (e)(f)(h)	305,660	304,514
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5632% 1/26/2030 (e)(f)(h)	1,943,400	1,928,825
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5632% 2/6/2031 (e)(f)(h)	2,257,200	2,238,578
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3248% 10/18/2028 (e)(f)(h)	1,026,471	1,024,223
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3248% 8/9/2027 (e)(f)(h)	348,192	347,234
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5608% 9/18/2026 (e)(f)(h)	590,946	591,071
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5625% 11/1/2031 (e)(f)(h)	1,653,725	1,439,783
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5625% 6/29/2029 (e)(f)(h)	494,620	440,212
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 1/27/2029 (e)(f)(h)	5,167,605	5,082,495
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5749% 2/12/2029 (e)(f)(h)	311,850	315,262
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0749% 1/28/2032 (e)(f)(h)	735,000	719,073
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6894% 12/1/2028 (e)(f)(h)	229,172	229,039
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 5/26/2030 (e)(f)(h)	832,291	827,090
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5641% 12/4/2031 (e)(f)(h)	398,010	398,758
Herschend Entertainment Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 8/27/2028 (e)(f)(h)	139,925	139,924
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 1/17/2031 (e)(f)(h)	1,153,350	1,143,800
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 8/2/2028 (e)(f)(h)	1,107,525	1,100,980
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0701% 11/8/2030 (e)(f)(h)	435,000	434,382
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.1768% 10/31/2031 (e)(f)(h)	683,195	646,474
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 4/26/2030 (e)(f)(h)	936,408	921,191
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7961% 10/22/2031 (e)(f)(h)	788,025	785,661
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5664% 4/16/2029 (e)(f)(h)	635,456	632,972
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 4/1/2031 (e)(f)(h)	426,919	425,852
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 7/18/2031 (e)(f)(h)	268,869	266,030
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 9/18/2031 (e)(f)(h)	134,325	133,737
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/1/2029 (e)(f)(h)	814,510	772,913
Scientific Games Holdings LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2961% 4/4/2029 (e)(f)(h)	234,086	232,558
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 3/14/2031 (e)(f)(h)	1,267,200	1,259,280
TAIT LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8249% 10/1/2031 (e)(f)(h)	200,000	199,749
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (e)(f)(h)	1,532,132	1,474,677
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2027 (e)(f)(h)	100,000	80,124
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2026 (e)(f)(h)	250,290	243,407
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 8/3/2028 (e)(f)(h)	1,395,804	1,388,881
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (e)(f)(h)	456,944	441,116
		29,671,679
Household Durables - 0.8%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 9/26/2031 (e)(f)(h)(i)	194,513	194,086
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8169% 10/24/2031 (e)(f)(h)	1,311,713	1,309,797
Tecta America Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 2/18/2032 (e)(f)(h)	345,000	342,068
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6749% 6/29/2028 (e)(f)(h)	314,951	286,568
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 10/30/2027 (e)(f)(h)	1,270,834	1,227,410
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6749% 10/30/2027 (e)(f)(h)	116,400	113,024
		3,472,953
Leisure Products - 0.2%
Lids Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9451% 12/14/2026 (e)(f)(h)(k)	107,365	106,291
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 3/18/2030 (e)(f)(h)	713,253	672,833
		779,124
Specialty Retail - 2.2%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1872% 11/6/2027 (e)(f)(h)	159,539	158,941
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6872% 7/24/2028 (e)(f)(h)	421,567	141,751
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0519% 10/2/2031 (e)(f)(h)	1,437,775	1,433,289
Franchise Group Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 9.3006% 3/10/2026 (e)(f)(h)	479,263	195,060
Franchise Group Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 9.3023% 3/10/2026 (e)(f)(h)	136,543	55,573
Franchise Group Inc Tranche B DIP ROLLUP, term loan CME Term SOFR 1 month Index + 4.75%, 9.347% 5/6/2025 (e)(f)(h)(k)	275,862	262,069
Franchise Group Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.4362% 5/7/2025 (e)(f)(h)(l)	229,416	229,416
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8221% 6/9/2031 (e)(f)(h)	572,125	566,942
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0461% 11/26/2031 (e)(f)(h)	980,000	939,399
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1748% 6/6/2031 (e)(f)(h)	466,457	429,257
LS Group OpCo Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8145% 4/23/2031 (e)(f)(h)	148,618	147,411
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8108% 4/15/2028 (e)(f)(h)	524,728	387,585
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (e)(f)(h)(i)(j)	142,380	34,170
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9394% 10/20/2028 (e)(f)(h)	198,969	189,269
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6749% 10/20/2028 (e)(f)(h)	487,500	469,980
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1749% 2/8/2028 (e)(f)(h)	981,106	869,917
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0407% 9/10/2029 (e)(f)(h)	2,045,062	1,811,925
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 4/16/2028 (e)(f)(h)	896,338	891,534
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 1/30/2031 (e)(f)(h)	726,616	714,976
Woof Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3108% 12/21/2027 (e)(f)(h)	288,000	148,032
		10,076,496
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5492% 2/20/2029 (e)(f)(h)	309,542	310,434
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 11/23/2028 (e)(f)(h)	174,046	173,610
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8185% 8/26/2031 (e)(f)(h)	1,065,000	1,042,039
		1,526,083
TOTAL CONSUMER DISCRETIONARY		74,008,589

Consumer Staples - 2.0%
Beverages - 0.7%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 3/22/2032 (e)(f)(h)(i)	585,000	585,731
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3992% 1/24/2029 (e)(f)(h)	872,816	445,931
Naked Juice LLC 2LN, term loan CME Term SOFR 3 month Index + 6%, 10.3992% 1/24/2030 (e)(f)(h)	170,000	37,328
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5492% 3/31/2028 (e)(f)(h)	1,908,181	1,898,831
		2,967,821
Consumer Staples Distribution & Retail - 0.5%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0641% 2/5/2029 (e)(f)(h)	217,778	219,004
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.1492% 8/1/2029 (e)(f)(h)	1,114,214	955,439
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2368% 9/29/2031 (e)(f)(h)	277,861	275,788
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 14% 11/20/2027 (e)(f)(h)	331,984	13,279
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5461% 4/2/2029 (e)(f)(h)	700,950	695,693
		2,159,203
Food Products - 0.8%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5749% 12/23/2030 (e)(f)(h)	486,692	486,692
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 10/25/2027 (e)(f)(h)	837,465	836,770
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7158% 8/2/2028 (e)(f)(h)	1,047,298	668,962
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4685% 8/2/2028 (e)(f)(h)	564,969	559,320
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 2/12/2031 (e)(f)(h)	704,958	699,233
Savor Acquisition Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.573% 2/19/2032 (e)(f)(h)	150,776	150,550
Savor Acquisition Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 1% 2/4/2032 (e)(f)(h)(l)	14,224	14,203
		3,415,730
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1894% 5/17/2028 (e)(f)(h)	449,422	386,341
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9249% 2/23/2029 (e)(f)(h)	203,847	180,404
		566,745
TOTAL CONSUMER STAPLES		9,109,499

Energy - 3.0%
Energy Equipment & Services - 0.4%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0528% 6/22/2029 (e)(f)(h)	1,771,100	1,755,000
Oil, Gas & Consumable Fuels - 2.6%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0488% 7/9/2031 (e)(f)(h)	626,850	624,111
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2992% 10/31/2028 (e)(f)(h)	207,228	206,665
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9394% 3/17/2028 (e)(f)(h)	413,875	409,393
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 12/31/2030 (e)(f)(h)	1,664,660	1,659,050
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 12/30/2027 (e)(f)(h)	399,000	399,000
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9249% 11/19/2029 (e)(f)(h)	645,273	638,729
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/24/2029 (e)(f)(h)(i)	405,000	405,000
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.302% 10/9/2031 (e)(f)(h)	565,000	563,989
EPIC Y-Grade Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0437% 6/29/2029 (e)(f)(h)	875,600	874,646
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0749% 9/29/2028 (e)(f)(h)	498,944	499,837
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 5/30/2031 (e)(f)(h)	389,610	388,757
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3222% 2/5/2030 (e)(f)(h)	485,000	483,788
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7948% 10/30/2028 (e)(f)(h)	2,899,186	2,478,804
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0382% 2/28/2030 (e)(f)(h)	1,500,958	1,471,570
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5749% 8/1/2029 (e)(f)(h)	257,407	257,247
WaterBridge NDB Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3147% 5/10/2029 (e)(f)(h)	283,575	283,975
		11,644,561
TOTAL ENERGY		13,399,561

Financials - 10.5%
Capital Markets - 2.1%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 2/14/2031 (e)(f)(h)	583,188	583,562
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 6/16/2031 (e)(f)(h)	1,043,107	1,033,146
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3249% 10/24/2031 (e)(f)(h)	1,770,585	1,767,717
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 5/19/2031 (e)(f)(h)	601,975	595,329
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 9/15/2031 (e)(f)(h)	936,550	926,604
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 9/5/2031 (e)(f)(h)	758,100	752,179
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2907% 1/15/2032 (e)(f)(h)	808,292	801,729
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3132% 12/15/2031 (e)(f)(h)	1,912,357	1,888,261
NGP XI Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 7/25/2031 (e)(f)(h)	289,275	287,829
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9666% 11/19/2031 (e)(f)(h)	570,000	565,725
Superannuation & Investments US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1894% 12/1/2028 (e)(f)(h)	354,182	354,890
		9,556,971
Financial Services - 3.0%
ACNR Holdings Inc term loan 13% (e)(h)(k)(m)	82,110	82,627
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2992% 1/31/2031 (e)(f)(h)	2,629,000	2,608,468
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 9/30/2031 (e)(f)(h)	1,321,688	1,309,885
Empire Today Ip, LLC Tranche EXCH 1ST OUT TLB, term loan 9.9394% 8/30/2029 (e)(h)	63,274	56,314
Empire Today Ip, LLC Tranche Exchange FLSO TL, term loan 9.4394% 8/30/2029 (e)(h)	384,920	153,969
Empire Today Ip, LLC Tranche New $ 1st Out TLA, term loan 9.9263% 8/30/2029 (e)(h)	120,077	106,868
Epic Creations Inc Tranche DD DIP TL, term loan 5.3238% 5/2/2025 (e)(h)(k)	3,618	3,618
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (e)(f)(h)(i)(j)(k)	81,952	0
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0529% 4/16/2029 (e)(f)(h)	378,079	379,025
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 11/17/2031 (e)(f)(h)	1,390,000	1,379,186
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6749% 11/5/2029 (e)(f)(h)	305,000	302,984
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 7/31/2031 (e)(f)(h)	1,775,034	1,763,567
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0749% 5/16/2031 (e)(f)(h)	359,778	359,328
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0466% 2/20/2030 (e)(f)(h)	415,808	415,288
STG Distribution LLC Tranche Exchange FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 12.6727% 10/3/2029 (e)(f)(h)(k)	104,511	103,570
STG Distribution LLC Tranche Exchange FLSO 2LN, term loan CME Term SOFR 1 month Index + 7.6%, 11.9227% 9/30/2029 (e)(f)(h)(k)	223,543	154,916
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 6/6/2031 (e)(f)(h)	570,248	568,252
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 6/24/2031 (e)(f)(h)	467,842	466,139
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.58% 11/21/2031 (e)(f)(h)	403,988	402,723
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/20/2032 (e)(f)(h)	2,760,000	2,741,039
		13,357,766
Insurance - 5.4%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 11/6/2030 (e)(f)(h)	5,209,962	5,168,073
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 1/21/2032 (e)(f)(h)	1,306,725	1,295,239
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2908% 12/29/2031 (e)(f)(h)	533,775	528,107
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4249% 8/19/2028 (e)(f)(h)	2,925,034	2,892,127
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6749% 8/19/2028 (e)(f)(h)	1,237,618	1,225,019
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5749% 9/19/2030 (e)(f)(h)	3,096,690	3,053,150
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6894% 1/31/2028 (e)(f)(h)	2,050,000	1,935,795
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6894% 1/20/2029 (e)(f)(h)	1,970,000	1,820,103
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7869% 6/20/2030 (e)(f)(h)	2,496,785	2,484,401
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 9/15/2031 (e)(f)(h)	436,987	435,130
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 5/6/2032 (e)(f)(h)	568,421	572,331
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 5/6/2031 (e)(f)(h)	1,335,363	1,325,348
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 9/27/2030 (e)(f)(h)	453,134	448,349
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5492% 11/23/2029 (e)(f)(h)	885,771	876,498
		24,059,670
TOTAL FINANCIALS		46,974,407

Health Care - 6.9%
Health Care Equipment & Supplies - 1.5%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4249% 11/8/2027 (e)(f)(h)	27,191	27,187
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3132% 3/31/2029 (e)(f)(h)	505,379	503,969
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 8/1/2031 (e)(f)(h)	1,582,668	1,584,313
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 10/21/2028 (e)(f)(h)	3,782,878	3,774,215
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5492% 5/30/2031 (e)(f)(h)	427,850	426,246
Viant Medical Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3249% 10/16/2031 (e)(f)(h)	329,175	328,846
		6,644,776
Health Care Providers & Services - 2.8%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.6992% 2/15/2029 (e)(f)(h)	479,123	371,455
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5722% 2/11/2028 (e)(f)(h)	829,357	823,585
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 5/9/2031 (e)(f)(h)	676,600	675,274
Examworks Bidco Inc Tranche B 1LN, term loan 7.0749% 11/1/2028 (e)(h)	458,541	457,367
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3992% 10/1/2027 (e)(f)(h)	388,657	363,717
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3249% 9/24/2031 (e)(f)(h)	2,059,838	1,951,367
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 10/23/2031 (e)(f)(h)	349,943	349,432
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.1487% 10/16/2031 (e)(f)(h)(l)	45,057	44,991
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 7/3/2028 (e)(f)(h)	342,675	343,415
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 7/3/2028 (e)(f)(h)	85,378	85,562
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 4/15/2031 (e)(f)(h)	675,768	674,254
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 2/21/2031 (e)(f)(h)	470,262	468,019
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 11/15/2028 (e)(f)(h)	1,368,554	1,364,736
Radnet Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.568% 4/18/2031 (e)(f)(h)	233,238	232,617
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5747% 12/4/2031 (e)(f)(h)	1,720,000	1,714,169
TTF Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0016% 7/18/2031 (e)(f)(h)	408,975	400,284
Upstream Newco Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8024% 11/20/2026 (e)(f)(h)	109,368	89,545
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6872% 10/1/2028 (e)(f)(h)	1,203,186	1,178,846
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.7849% 10/14/2031 (e)(f)(h)	319,634	319,634
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 4.5% 10/7/2031 (e)(f)(h)(l)	14,565	14,565
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 12/15/2027 (e)(f)(h)	562,270	561,263
		12,484,097
Health Care Technology - 1.4%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 2/15/2029 (e)(f)(h)	2,152,191	2,121,931
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (h)	235,000	231,181
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/17/2032 (e)(f)(h)(i)	755,000	737,069
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0727% 4/30/2031 (e)(f)(h)	1,395,935	1,364,527
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 9/28/2029 (e)(f)(h)	712,800	707,653
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 11/26/2031 (e)(f)(h)	1,002,488	999,039
		6,161,400
Pharmaceuticals - 1.2%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 0% 9/25/2030 (e)(f)(h)(i)	2,320,000	2,227,201
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1727% 8/1/2027 (e)(f)(h)	585,031	583,591
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3249% 4/23/2031 (e)(f)(h)	935,300	925,713
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 5/5/2028 (e)(f)(h)	1,013,148	1,012,388
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5721% 5/19/2031 (e)(f)(h)	796,129	784,187
		5,533,080
TOTAL HEALTH CARE		30,823,353

Industrials - 13.1%
Aerospace & Defense - 1.5%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 10/31/2030 (e)(f)(h)	367,777	364,618
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 1/27/2032 (e)(f)(h)	485,000	481,363
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0466% 2/26/2032 (e)(f)(h)	1,585,431	1,562,965
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 1% 1/30/2032 (e)(f)(h)(l)	149,569	147,450
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 2/27/2032 (e)(f)(h)(i)	470,000	468,825
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3222% 12/11/2031 (e)(f)(h)	715,385	710,020
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3%, 0% 11/24/2031 (e)(f)(h)(i)(l)	59,615	59,168
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 8/24/2028 (e)(f)(h)	1,704,976	1,703,731
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 2/28/2031 (e)(f)(h)	415,808	413,226
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 3/22/2030 (e)(f)(h)	122,512	122,259
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 1/20/2032 (e)(f)(h)	606,950	603,363
		6,636,988
Air Freight & Logistics - 0.5%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3216% 10/31/2031 (e)(f)(h)	614,238	612,076
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3216% 10/31/2031 (e)(f)(h)	233,637	232,814
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1749% 11/23/2028 (e)(f)(h)	486,960	477,222
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1749% 11/23/2028 (e)(f)(h)(k)	394,875	394,875
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.4249% 11/23/2029 (e)(f)(h)(k)	175,000	175,000
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2992% 3/18/2030 (e)(f)(h)	437,919	431,587
		2,323,574
Building Products - 1.3%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8108% 5/17/2028 (e)(f)(h)	936,528	612,648
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 1/3/2029 (e)(f)(h)	805,112	801,996
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6749% 10/22/2028 (e)(f)(h)	554,001	548,345
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 8/2/2031 (e)(f)(h)	388,050	384,100
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 1/24/2029 (e)(f)(h)	349,278	348,695
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3219% 2/16/2032 (e)(f)(h)	820,000	798,475
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.5492% 4/29/2029 (e)(f)(h)	2,127,504	1,984,663
Specialty Building Products Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1749% 10/16/2028 (e)(f)(h)	203,088	192,312
		5,671,234
Commercial Services & Supplies - 5.2%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 12/21/2028 (e)(f)(h)	2,450,046	2,422,042
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1749% 5/14/2028 (e)(f)(h)	2,761,702	2,757,090
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0727% 11/3/2031 (e)(f)(h)	542,414	541,964
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 10/10/2031 (e)(f)(h)(i)(l)	62,586	62,534
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7992% 2/10/2031 (e)(f)(h)	1,126,301	1,065,605
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0749% 5/31/2028 (e)(f)(h)	521,668	521,235
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7907% 8/1/2030 (e)(f)(h)	1,998,318	1,886,193
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.2992% 5/2/2030 (e)(f)(h)	238,800	237,207
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.9408% 5/3/2029 (e)(f)(h)	552,513	470,558
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2704% 2/10/2031 (e)(f)(h)	212,854	211,790
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 8/1/2029 (e)(f)(h)	999,410	997,681
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 10/24/2028 (e)(f)(h)	722,506	721,155
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5772% 4/14/2029 (e)(f)(h)	345,776	349,060
GFL Environmental Services Inc/ON Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8185% 3/3/2032 (e)(f)(h)	1,190,000	1,176,910
Madison IAQ LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 3/29/2032 (e)(f)(h)(i)	830,000	821,700
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7622% 6/21/2028 (e)(f)(h)	1,275,524	1,259,133
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1389% 10/11/2028 (e)(f)(h)	320,000	274,202
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (e)(f)(h)	2,613,081	2,244,793
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0498% 7/25/2030 (e)(f)(h)	965,108	957,879
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0749% 3/19/2032 (e)(f)(h)	440,000	434,865
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5748% 11/30/2028 (e)(f)(h)	239,004	238,237
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8141% 11/30/2028 (e)(f)(h)	423,489	422,299
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5748% 11/30/2028 (e)(f)(h)	18,408	18,349
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8141% 11/30/2028 (e)(f)(h)	23,316	23,251
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4361% 12/10/2026 (e)(f)(h)	299,103	298,729
Tidal Waste & Recycling Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 10/6/2031 (e)(f)(h)	280,000	279,737
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.0349% 6/15/2030 (e)(f)(h)	210,446	200,029
Vestis Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5786% 2/24/2031 (e)(f)(h)	443,750	441,531
Wellful Inc Tranche Bootstrap FLSO TL, term loan CME Term SOFR 3 month Index + 6.25%, 10.6883% 10/19/2030 (e)(f)(h)	366,190	252,671
Wellful Inc Tranche Priming TL, term loan CME Term SOFR 3 month Index + 5%, 9.4394% 4/19/2030 (e)(f)(h)	382,301	369,639
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 11/3/2029 (e)(f)(h)	1,021,957	1,015,569
		22,973,637
Construction & Engineering - 0.4%
Arcosa Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 8/15/2031 (e)(f)(h)	2,188	2,184
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0604% 3/21/2031 (e)(f)(h)	417,074	415,251
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8272% 11/3/2031 (e)(f)(h)	568,575	564,550
Pike Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4394% 1/21/2028 (e)(f)(h)	239,726	239,966
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 2/16/2028 (e)(f)(h)	262,033	261,488
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5705% 1/24/2031 (e)(f)(h)	377,795	378,090
		1,861,529
Electrical Equipment - 0.4%
Array Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6861% 10/14/2027 (e)(f)(h)	544,797	542,416
Vertiv Group Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0727% 3/2/2027 (e)(f)(h)	1,314,155	1,310,120
		1,852,536
Ground Transportation - 0.2%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0492% 4/10/2031 (e)(f)(h)	1,040,386	1,030,116
Machinery - 0.7%
Ali Group North America Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4394% 7/22/2029 (e)(f)(h)	313,000	313,000
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8051% 3/18/2030 (e)(f)(h)	517,175	516,529
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8227% 9/28/2028 (e)(f)(h)	340,467	334,137
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 10/10/2031 (e)(f)(h)(i)	135,000	134,494
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8194% 10/10/2031 (e)(f)(h)	265,000	264,006
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6749% 1/2/2032 (e)(f)(h)	240,000	239,551
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4249% 3/25/2031 (e)(f)(h)	1,145,358	1,096,886
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.3221% 12/3/2026 (e)(f)(h)(k)	52,420	48,782
		2,947,385
Passenger Airlines - 0.5%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5432% 4/20/2028 (e)(f)(h)	637,000	628,840
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5068% 6/4/2029 (e)(f)(h)	376,200	370,275
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0432% 10/20/2027 (e)(f)(h)	166,957	168,440
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2966% 2/24/2031 (e)(f)(h)	985,334	981,461
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 3/26/2031 (e)(f)(h)(i)	300,000	297,750
		2,446,766
Professional Services - 1.5%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 9/29/2031 (e)(f)(h)	2,064,825	1,992,556
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0728% 10/30/2031 (e)(f)(h)	399,000	396,758
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0749% 12/30/2028 (e)(f)(h)	1,265,975	1,218,324
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3132% 9/29/2028 (e)(f)(h)	671,736	670,433
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.318% 3/3/2031 (e)(f)(h)	317,604	316,016
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 8/16/2030 (e)(f)(h)	498,711	482,129
Galaxy US Opco Inc 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2908% 7/31/2030 (e)(f)(h)	613,360	512,837
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3132% 7/31/2031 (e)(f)(h)	1,368,836	1,363,703
		6,952,756
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 5/19/2028 (e)(f)(h)	197,500	197,192
DXP Enterprises Inc/TX Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0749% 10/7/2030 (e)(f)(h)	162,035	161,478
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8024% 1/29/2028 (e)(f)(h)	478,756	453,148
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2908% 1/29/2031 (e)(f)(h)	1,213,943	1,100,646
		1,912,464
Transportation Infrastructure - 0.5%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3019% 4/8/2030 (e)(f)(h)	776,788	775,009
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5492% 1/2/2029 (e)(f)(h)	232,784	229,875
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 5.9289% 8/10/2029 (e)(f)(h)	548,009	313,735
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 8.2992% 1/2/2029 (e)(f)(h)	75,746	46,458
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 6.0608% 8/10/2029 (e)(f)(h)	146,087	36,886
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 7/26/2028 (e)(f)(h)	857,370	845,848
		2,247,811
TOTAL INDUSTRIALS		58,856,796

Information Technology - 15.9%
Communications Equipment - 0.6%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0694% 10/24/2030 (e)(f)(h)	132,649	132,428
CommScope LLC 1LN, term loan 9.5749% 12/17/2029 (e)(h)	2,709,083	2,695,537
		2,827,965
Electronic Equipment, Instruments & Components - 1.1%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 7/2/2029 (e)(f)(h)	837,882	835,611
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.1894% 3/31/2029 (e)(f)(h)	60,000	59,400
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1894% 3/31/2028 (e)(f)(h)	788,563	782,649
DG Investment Intermediate Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 3.75% 3/31/2028 (e)(f)(h)(l)	32,366	31,719
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 6/2/2031 (e)(f)(h)	585,885	582,393
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 11/13/2029 (e)(f)(h)	612,262	608,711
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 8/18/2031 (e)(f)(h)	970,275	963,667
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 2/20/2032 (e)(f)(h)(i)	450,000	448,313
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5715% 10/15/2031 (e)(f)(h)	528,675	525,371
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5727% 5/30/2030 (e)(f)(h)	902	902
		4,838,736
IT Services - 2.9%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2992% 2/3/2031 (e)(f)(h)	352,127	351,081
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (e)(f)(h)	1,378,761	1,284,661
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.3992% 6/30/2028 (e)(f)(h)	125,789	97,800
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 3/6/2028 (e)(f)(h)	460,000	457,930
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.3194% 3/7/2033 (e)(f)(h)	535,000	535,000
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 3/22/2032 (e)(f)(h)	1,790,000	1,782,178
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 6/17/2031 (e)(f)(h)	1,408,237	1,390,099
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1749% 2/1/2028 (e)(f)(h)	2,852,872	2,534,150
Plano HoldCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 10/2/2031 (e)(f)(h)	280,000	278,599
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 6/20/2031 (e)(f)(h)	765,000	764,526
X Corp 1LN, term loan 9.5% 10/29/2029 (h)	2,250,000	2,306,655
X Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.9492% 10/26/2029 (e)(f)(h)	1,351,543	1,342,677
		13,125,356
Semiconductors & Semiconductor Equipment - 0.2%
MKS Instruments Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3192% 8/17/2029 (e)(f)(h)	761,062	759,639
Software - 10.8%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 2/24/2031 (e)(f)(h)	839,876	839,129
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1749% 12/10/2029 (e)(f)(h)	942,748	936,385
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 12/11/2028 (e)(f)(h)	1,968,023	1,942,360
Camelot US Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 1/31/2031 (e)(f)(h)	1,032,291	1,017,664
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 3/24/2031 (e)(f)(h)	1,197,000	1,184,180
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 3/29/2029 (e)(f)(h)	2,230,309	2,207,493
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0608% 9/30/2028 (e)(f)(h)	941,434	939,674
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3249% 10/16/2026 (e)(f)(h)	2,335,902	2,268,161
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3249% 2/19/2029 (e)(f)(h)	845,000	678,467
Eagle Parent Canada Inc Tranche INCR B, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 3/17/2029 (e)(f)(h)(k)	1,165,000	1,071,582
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 10/29/2029 (e)(f)(h)	577,823	576,275
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 5/30/2031 (e)(f)(h)	1,143,377	1,139,547
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2993% 3/3/2028 (e)(f)(h)	553,280	549,910
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 9/12/2029 (e)(f)(h)	1,304,392	1,296,644
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 1/30/2032 (e)(f)(h)	900,000	889,317
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5352% 10/9/2031 (e)(f)(h)	2,000,000	1,977,500
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5352% 10/12/2032 (e)(f)(h)	280,000	274,949
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3227% 3/1/2029 (e)(f)(h)	231,527	220,586
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5749% 12/31/2031 (e)(f)(h)	2,211,370	2,022,784
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5749% 5/3/2028 (e)(f)(h)	3,269,736	3,091,961
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5749% 2/23/2029 (e)(f)(h)	225,000	207,722
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7908% 7/1/2031 (e)(f)(h)	1,940,138	1,876,268
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5498% 7/31/2026 (e)(f)(h)	769,636	586,463
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3024% 6/2/2028 (e)(f)(h)	4,701,748	4,491,956
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 0% 11/22/2032 (e)(f)(h)(i)	580,000	575,894
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (e)(f)(h)(i)	505,000	503,525
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 10/28/2030 (e)(f)(h)	1,084,077	1,080,912
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 7/16/2031 (e)(f)(h)	805,816	800,651
Project Boost Purchaser LLC Tranche B 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5492% 7/17/2032 (e)(f)(h)	175,000	174,781
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 8/31/2028 (e)(f)(h)	1,945,519	1,937,620
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1867% 5/15/2028 (e)(f)(h)	627,698	287,486
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6867% 5/15/2028 (e)(f)(h)	146,227	149,700
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 4/24/2028 (e)(f)(h)	310,000	309,656
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5608% 4/22/2028 (e)(f)(h)	1,170,221	1,153,405
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9249% 9/30/2028 (e)(f)(h)	999,148	978,276
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3249% 4/8/2030 (e)(f)(h)	1,791,185	1,755,147
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0492% 11/23/2029 (e)(f)(h)	361,259	359,130
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2992% 8/14/2029 (e)(f)(h)	622,763	619,475
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 5/9/2031 (e)(f)(h)	1,047,141	1,045,916
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2998% 2/10/2031 (e)(f)(h)	3,668,240	3,658,519
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0721% 4/14/2031 (e)(f)(h)	742,000	741,073
		48,418,143
Technology Hardware, Storage & Peripherals - 0.3%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.33% 2/23/2032 (e)(f)(h)	1,505,000	1,480,544
TOTAL INFORMATION TECHNOLOGY		71,450,383

Materials - 6.7%
Chemicals - 3.2%
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.1749% 11/24/2028 (e)(f)(h)	410,000	385,810
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4249% 11/24/2027 (e)(f)(h)	435,200	422,144
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9249% 9/30/2028 (e)(f)(h)	1,527,478	1,505,528
Arthur US Finco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5492% 12/14/2029 (e)(f)(h)	693,621	606,627
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0754% 8/29/2029 (e)(f)(h)	482,327	482,125
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 12/23/2031 (e)(f)(h)	802,988	792,284
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 8/18/2028 (e)(f)(h)	1,310,829	1,305,363
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3141% 11/1/2030 (e)(f)(h)	445,511	441,724
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0401% 10/4/2029 (e)(f)(h)	1,616,155	1,598,475
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3242% 7/3/2028 (e)(f)(h)	943,866	866,535
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3248% 3/15/2029 (e)(f)(h)	1,995,207	1,935,351
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8624% 3/15/2030 (e)(f)(h)	205,000	193,725
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1749% 3/1/2030 (e)(f)(h)	167,025	156,586
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6749% 4/2/2029 (e)(f)(h)	1,070,675	1,025,171
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0501% 8/22/2031 (e)(f)(h)	1,221,034	1,169,141
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.2185% 12/1/2026 (e)(f)(h)	437,320	410,316
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2908% 1/31/2029 (e)(f)(h)	531,722	526,644
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2992% 9/30/2031 (e)(f)(h)	361,731	361,336
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 1% 9/30/2031 (e)(f)(h)(l)	37,363	37,322
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 9/22/2028 (e)(f)(h)	171,891	169,956
		14,392,163
Construction Materials - 0.8%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4666% 1/30/2032 (e)(f)(h)	510,000	507,771
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7908% 8/5/2030 (e)(f)(h)	142,208	141,497
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 2/10/2032 (e)(f)(h)	2,124,982	2,098,951
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3192% 4/2/2029 (e)(f)(h)	210,897	209,052
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 3/27/2028 (e)(f)(h)	380,673	381,053
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 10/19/2029 (e)(f)(h)	327,708	317,175
		3,655,499
Containers & Packaging - 2.6%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 3/3/2028 (e)(f)(h)	1,176,263	1,164,606
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8202% 6/9/2031 (e)(f)(h)	1,472,180	1,465,923
Berry Global Inc Tranche AA 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.1861% 7/1/2029 (e)(f)(h)	346,494	346,234
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3141% 12/2/2030 (e)(f)(h)	783,589	782,076
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.4999% 4/13/2029 (e)(f)(h)	3,275,129	3,258,394
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 3/29/2032 (e)(f)(h)(i)	1,690,447	1,680,591
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 3/29/2032 (e)(f)(h)(i)	29,553	29,381
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 8/4/2027 (e)(f)(h)	373,759	373,042
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 5/1/2031 (e)(f)(h)	568,571	563,596
Pactiv Evergreen Group Holdings Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 9/25/2028 (e)(f)(h)	469,481	468,425
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3249% 8/3/2026 (e)(f)(h)	492,823	492,385
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4394% 8/1/2026 (e)(f)(h)	96,500	96,409
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0749% 4/21/2031 (e)(f)(h)	740,539	740,769
		11,461,831
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 5/23/2031 (e)(f)(h)	735,146	732,941
TOTAL MATERIALS		30,242,434

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 1/31/2030 (e)(f)(h)	170,188	169,761
Greystar Real Estate Partners LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0501% 8/21/2030 (e)(f)(h)	339,170	338,536
		508,297
Utilities - 1.7%
Electric Utilities - 0.8%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0439% 4/16/2031 (e)(f)(h)	636,784	635,090
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 12/20/2030 (e)(f)(h)	983,434	979,638
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5727% 1/20/2031 (e)(f)(h)	2,066,059	2,045,399
		3,660,127
Independent Power and Renewable Electricity Producers - 0.8%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 9/30/2031 (e)(f)(h)	636,800	636,106
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 7/31/2030 (e)(f)(h)	423,375	421,936
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 2/13/2032 (e)(f)(h)	535,000	532,593
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 3/25/2030 (e)(f)(h)(i)	625,000	607,813
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.818% 12/10/2031 (e)(f)(h)	284,288	283,422
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1894% 3/25/2028 (e)(f)(h)	612,532	599,307
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1894% 3/27/2028 (e)(f)(h)	540,000	535,275
		3,616,452
Multi-Utilities - 0.1%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 6/23/2028 (e)(f)(h)	318,450	313,832
TOTAL UTILITIES		7,590,411

TOTAL UNITED STATES		367,581,686
TOTAL BANK LOAN OBLIGATIONS (Cost $415,927,623)		404,854,770

Common Stocks - 0.9%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
New Cineworld Ltd (k)(n)	12,397	281,784
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (k)(n)	85	250,930
UNITED STATES - 0.8%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (k)	528	9,504
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (k)(n)	15,069	169,828
Specialty Retail - 0.0%
Joann Inc (k)	94,692	0
TOTAL CONSUMER DISCRETIONARY		169,828

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
California Resources Corp	16,980	746,611
Expand Energy Corp	11,625	1,294,095
Expand Energy Corp (b)	103	11,466
Exxon Mobil Corp	4,943	587,871
New Fortress Energy Inc (o)	7,598	63,139
		2,703,182
Financials - 0.1%
Financial Services - 0.1%
ACNR Holdings Inc (k)(n)	4,662	412,121
Carnelian Point Holdings LP warrants 6/30/2027 (k)(n)	329	960
Limetree Bay Cayman Ltd (k)(n)	38	0
		413,081
Industrials - 0.0%
Machinery - 0.0%
Tnt Crane & Rigging LLC (k)(n)	5,338	11,797
Tnt Crane & Rigging LLC warrants 10/31/2025 (k)(n)	1,797	0
		11,797
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (k)(n)	2,417	114,590
TOTAL UNITED STATES		3,421,982
TOTAL COMMON STOCKS (Cost $2,198,668)		3,954,696

Non-Convertible Corporate Bonds - 3.6%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)	15,000	14,918
FRANCE - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 5.125% 1/15/2029 (d)	170,000	133,553
Altice France SA 5.125% 7/15/2029 (d)	415,000	325,083
Altice France SA 5.5% 1/15/2028 (d)	95,000	75,902
Altice France SA 5.5% 10/15/2029 (d)	640,000	507,107

TOTAL FRANCE		1,041,645
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (d)	105,000	76,806
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)	250,000	184,799
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (d)	415,000	347,295

TOTAL PUERTO RICO		532,094
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (d)	520,000	575,771
UNITED STATES - 3.2%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
Frontier Communications Holdings LLC 5% 5/1/2028 (d)	100,000	98,664
Level 3 Financing Inc 4.5% 4/1/2030 (d)	275,000	220,000
		318,664
Media - 0.6%
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)	170,000	164,981
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (d)	330,000	319,309
DISH Network Corp 11.75% 11/15/2027 (d)	655,000	689,765
EchoStar Corp 10.75% 11/30/2029	827,687	868,048
Univision Communications Inc 6.625% 6/1/2027 (d)	105,000	104,131
Univision Communications Inc 8% 8/15/2028 (d)	150,000	150,469
Univision Communications Inc 8.5% 7/31/2031 (d)	240,000	234,514
		2,531,217
TOTAL COMMUNICATION SERVICES		2,849,881

Consumer Discretionary - 1.1%
Automobile Components - 0.0%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (d)	175,000	177,465
Automobiles - 0.6%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (d)(e)(f)	2,305,000	2,313,510
Diversified Consumer Services - 0.1%
TKC Holdings Inc 10.5% 5/15/2029 (d)	275,000	273,947
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Inc 7% 2/15/2030 (d)	160,000	162,192
Carnival Corp 7.625% 3/1/2026 (d)	95,000	95,028
CEC Entertainment LLC 6.75% 5/1/2026 (d)	95,000	93,691
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (d)	795,000	732,200
		1,083,111
Specialty Retail - 0.2%
Carvana Co 5.625% 10/1/2025 (d)	800,000	796,000
TOTAL CONSUMER DISCRETIONARY		4,644,033

Financials - 0.6%
Financial Services - 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	520,000	433,234
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	435,000	411,187
NFE Financing LLC 12% 11/15/2029 (d)	1,010,432	851,681
		1,696,102
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)	600,000	610,416
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)	355,000	356,388
		966,804
TOTAL FINANCIALS		2,662,906

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	125,000	126,590
Industrials - 0.3%
Aerospace & Defense - 0.1%
TransDigm Inc 6.375% 3/1/2029 (d)	505,000	510,148
Commercial Services & Supplies - 0.2%
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	110,000	104,940
GEO Group Inc/The 8.625% 4/15/2029	80,000	83,964
Neptune Bidco US Inc 9.29% 4/15/2029 (d)	415,000	357,939
		546,843
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (d)	35,000	36,300
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)	43,750	43,630
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (d)	17,477	17,416
		61,046
TOTAL INDUSTRIALS		1,154,337

Information Technology - 0.2%
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)	235,000	228,734
Software - 0.1%
Cloud Software Group Inc 8.25% 6/30/2032 (d)	444,000	451,428
Cloud Software Group Inc 9% 9/30/2029 (d)	190,000	189,504
		640,932
TOTAL INFORMATION TECHNOLOGY		869,666

Materials - 0.1%
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	300,000	310,811
Real Estate - 0.3%
Diversified REITs - 0.1%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)	382,000	405,796
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)	45,000	44,508
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (d)	25,000	24,253
		474,557
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	780,000	704,622
TOTAL REAL ESTATE		1,179,179

TOTAL UNITED STATES		13,797,403
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $16,121,326)		16,038,637

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.6946% (e)(f)(m)	455,000	458,950
Financials - 0.3%
Banks - 0.1%
Wells Fargo & Co 3.9% (e)(m)	680,000	667,532
Capital Markets - 0.2%
Charles Schwab Corp/The 5.375% (e)(m)	690,000	690,475
TOTAL FINANCIALS		1,358,007

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (d)(e)(m)	240,000	236,007
TOTAL UNITED STATES		2,052,964
TOTAL PREFERRED SECURITIES (Cost $2,039,689)		2,052,964

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p) (Cost $8,978,216)	4.32	8,976,421	8,978,216

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $450,213,641)	440,761,535
NET OTHER ASSETS (LIABILITIES) - 1.8%	8,154,973
NET ASSETS - 100.0%	448,916,508

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,567,231 or 0.6% of net assets.

(c)	Affiliated Fund
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,100,076 or 3.6% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)	Level 3 security
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $481,539 and $478,134, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Non-income producing
(o)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $63,139 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/21	975

Fidelity Private Credit Company LLC	4/28/22 - 3/28/25	2,623,119

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,902,128	30,352,909	62,276,821	393,455	-	-	8,978,216	8,976,421	0.0%
Fidelity Securities Lending Cash Central Fund	-	1,426,060	1,426,060	2	-	-	-	-	0.0%
Total	40,902,128	31,778,969	63,702,881	393,457	-	-	8,978,216

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	2,459,376	94,265	-	49,265	-	2,124	2,555,765	263,753
	2,459,376	94,265	-	49,265	-	2,124	2,555,765

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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